Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
 1940 Act File No. 811-05037

Otter Creek Long/Short Opportunity Fund

Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX

Supplement dated November 18, 2016 to the
Prospectus and Statement of Additional Information
 dated February 26, 2016

Effective November 25, 2016, Otter Creek Advisors, LLC, (“The Advisor”) has a new location:

Otter Creek Advisors, LLC
11300 US Highway 1, Suite 500
 Palm Beach Gardens, FL 33408

Accordingly, all references to the Advisor’s
address are replaced with the new address.

Please retain this Supplement with the Prospectus and Statement of Additional Information.